Other comprehensive income	12 Months Ended
Dec. 31, 2020
Other comprehensive income/(loss)
Other comprehensive income
28. Other comprehensive income
Changes in the composition of accumulated other comprehensive income attributable to ordinary shareholders for the years ended December 31, 2018, 2019 and 2020 are as follows:

	Foreign currency translation adjustments	Net unrealized gains/(losses) on available-for-sale securities	Total
	RMB’000	RMB’000	RMB’000
Balances as of December 31, 2017	661,685	1,180,396	1,842,081
Cumulative effect of changes in accounting principles related to financial instruments	—	(1,156,642)	(1,156,642)
Other comprehensive income/(loss)	2,696,784	(23,127)	2,673,657

Balances as of December 31, 2018	3,358,469	627	3,359,096
Other comprehensive income	749,865	54,186	804,051

Balances as of December 31, 2019	4,108,334	54,813	4,163,147
Other comprehensive loss	(7,656,413)	(54,802)	(7,711,215)

Balances as of December 31, 2020	(3,548,079)	11	(3,548,068)

The income tax effects related to the accumulated other comprehensive income were insignificant for all periods presented.